CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2025
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,798,266	11.32%	$1,112,325	7.00%	N/A	N/A
First Financial Bank	1,888,695	11.90%	1,111,184	7.00%	$1,031,814	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,843,672	11.60%	1,350,681	8.50%	N/A	N/A
First Financial Bank	1,889,024	11.90%	1,349,295	8.50%	1,269,925	8.00%

Total capital to risk-weighted assets
Consolidated	2,457,377	15.46%	1,668,488	10.50%	N/A	N/A
First Financial Bank	2,092,052	13.18%	1,666,777	10.50%	1,587,406	10.00%

Leverage
Consolidated	1,843,672	9.53%	774,045	4.00%	N/A	N/A
First Financial Bank	1,889,024	9.77%	773,531	4.00%	966,914	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2024
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,709,422	12.16%	$984,145	7.00%	N/A	N/A
First Financial Bank	1,751,512	12.48%	982,565	7.00%	$912,382	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,754,584	12.48%	1,195,033	8.50%	N/A	N/A
First Financial Bank	1,752,054	12.48%	1,193,114	8.50%	1,122,931	8.00%

Total capital to risk-weighted assets
Consolidated	2,057,877	14.64%	1,476,218	10.50%	N/A	N/A
First Financial Bank	1,912,456	13.62%	1,473,847	10.50%	1,403,664	10.00%

Leverage
Consolidated	1,754,584	9.98%	702,969	4.00%	N/A	N/A
First Financial Bank	1,752,054	9.97%	702,666	4.00%	878,333	5.00%